Share Capital - DSU and PSU Liability Activity (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 06, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of classes of share capital [line items]
Less: current portion		$ (1,991)
Non-current portion		$ 813
Director Share Unit (DSU)
Disclosure of classes of share capital [line items]
Units, beginning balance (in shares) | shares	575,041	333,818	705,880
Units, granted and vested during the period (in shares) | shares		241,223	273,630
Units, paid (in shares) | shares			(879,368)
Units, replacement DSUs for acquisition (in shares) | shares			233,676
Units, ending balance (in shares) | shares		575,041	333,818
Amount, beginning balance	$ 1,903	$ 826	$ 2,979
Granted and vested during the period		649	766
Paid			(2,291)
Replacement DSUs for Aris Gold Transaction (Note 5)			549
Change in fair value		428	(1,127)
Exchange difference			(50)
Amount, ending balance		$ 1,903	$ 826
Director Share Unit (DSU) | Forecast
Disclosure of classes of share capital [line items]
Units, paid (in shares) | shares	(108,219)
Performance Share Units (PSU)
Disclosure of classes of share capital [line items]
Units, beginning balance (in shares) | shares	1,472,719	706,286	378,613
Units, unvested PSUs recognized in the period (in shares) | shares		796,758	191,433
Units, paid (in shares) | shares		(30,325)	(570,046)
Units, replacement DSUs for acquisition (in shares) | shares			706,286
Units, ending balance (in shares) | shares		1,472,719	706,286
Amount, beginning balance	$ 2,804	$ 292	$ 1,200
Unvested PSUs recognized in the period		1,178	605
Vested PSUs recognized in the period		29
Paid		(47)	(1,777)
Replacement DSUs for Aris Gold Transaction (Note 5)			557
Change in fair value		1,352	(293)
Amount, ending balance		$ 2,804	$ 292
Performance Share Units (PSU) | Forecast
Disclosure of classes of share capital [line items]
Units, granted and vested during the period (in shares) | shares	915,319
Units, paid (in shares) | shares	(282,666)